CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	200,000,000	200,000,000
Common Stock Shares Issued	82,841,370	82,233,424
Common Stock Shares Outstanding	82,841,370	82,233,424